FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2022
Minimum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	2.5
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	13.5
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	15
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	41
Maximum | Revenue growth rate
Significant unobservable inputs used in the valuation
Unobservable inputs	100
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	21
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	30
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	68.05
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	100
Redemption scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	10
Redemption scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	45
IPO scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	0
IPO scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	40